Measurement components of insurance contracts and participating investment contracts (Tables)	6 Months Ended
Jun. 30, 2023
Insurance Contracts [Abstract]
Measurement components of insurance contracts and participating investment contracts

At 30 June 2023	Present value of future cash flows £m	Risk adjustment[1] £m	Contractual service margin[2] £m	Total £m

Insurance contract assets[3]	2	–	(2)	–
Liabilities arising from insurance contracts and participating investment contracts[4]	(108,194)	(1,208)	(4,164)	(113,566)
Net liabilities	(108,192)	(1,208)	(4,166)	(113,566)

At 31 December 2022
Insurance contract assets[3]	–	–	–	–
Liabilities arising from insurance contracts and participating investment contracts[4]	(104,881)	(1,187)	(4,210)	(110,278)
Net liabilities	(104,881)	(1,187)	(4,210)	(110,278)

At 1 January 2022
Insurance contract assets[3]	149	(53)	(72)	24
Liabilities arising from insurance contracts and participating investment contracts[4]	(121,620)	(1,617)	(1,942)	(125,179)
Net liabilities	(121,471)	(1,670)	(2,014)	(125,155)
[1]    The increase in the risk adjustment during the period included £42 million, net of reinsurance, arising on the initial recognition of contracts issued in the period (half-year to 30 June 2022: £146 million; half-year to 31 December 2022: £497 million), which included £nil (half-year to 30 June 2022: £98 million; half-year to 31 December 2022: £453 million) arising on the contracts that were modified and recognised as new contracts during the period.
[2]    The increase in the CSM during the period included £56 million, net of reinsurance, arising on the initial recognition of contracts issued in the period (half-year to 30 June 2022: £504 million; half-year to 31 December 2022: £1,266 million), which included £nil (half-year to 30 June 2022: £487 million; half-year to 31 December 2022: £1,243 million) arising on the contracts that were modified and recognised as new contracts during the period.
[3]    Included within other assets.
[4]    Liabilities arising from insurance and participating investment contracts substantially all relates to liability for remaining coverage.